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[graphic]  ADVISOR CLASS SHARES                                  March 22, 2000
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                                   SUPPLEMENT

                          TO THE MAY 1, 1999 PROSPECTUS

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
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ACCESSOR FUNDS, INC.                                                     [logo]
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On February 4, 2000, the Board of Directors of Accessor Funds,  Inc.  ("Accessor
Funds") approved the appointment of Chicago Equity Partners Corp. ("Chicago Equity Partners") as the money manager of the Growth Fund effective May 1, 2000. Accessor Capital Management ("Accessor Capital"), Accessor Funds and Chicago Equity Partners entered into a Money Manager Agreement on March 15, 2000. At the request of Chicago Equity Partners, their management of the Growth Fund commenced on March 16, 2000 rather than May 1, 2000. As described in the Supplement to the Prospectus dated February 17, 2000, the Money Manager Agreement is substantially similar to the agreement with Geewax Terker.

Chicago Equity Partners is currently a wholly-owned subsidiary of Bank of America, N.A. The management team of Chicago Equity Partners have formed a new company, CEP Acquisition, LLC, which has entered into a definitive agreement to acquire by merger Chicago Equity Partners Corp. from Bank of America. After the transaction closes the new company will be known as Chicago Equity Partners, LLC. The parties intend to complete the merger as soon as appropriate consents have been obtained, which is expected to occur before June 2000. At that time, Accessor Capital, Accessor Funds, and Chicago Equity Partners, LLC will enter into a new Money Manager Agreement which will contain the same provisions as the current agreement and will be subject to approval by the Board of Directors.

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[GRAPHIC]  INVESTOR CLASS SHARES                                 March 22, 2000
--------------------------------------------------------------------------------
                                   SUPPLEMENT

                          TO THE MAY 1, 1999 PROSPECTUS

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                     [logo]
--------------------------------------------------------------------------------

On February 4, 2000, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the appointment of Chicago Equity Partners Corp. ("Chicago Equity Partners") as the money manager of the Growth Fund effective May 1, 2000. Accessor Capital Management ("Accessor Capital"), Accessor Funds and Chicago Equity Partners entered into a Money Manager Agreement on March 15, 2000. At the request of Chicago Equity Partners, their management of the Growth Fund commenced on March 16, 2000 rather than May 1, 2000. As described in the Supplement to the Prospectus dated February 17, 2000, the Money Manager Agreement is substantially similar to the agreement with Geewax Terker.

Chicago Equity Partners is currently a wholly-owned subsidiary of Bank of America, N.A. The management team of Chicago Equity Partners have formed a new company, CEP Acquisition, LLC, which has entered into a definitive agreement to acquire by merger Chicago Equity Partners Corp. from Bank of America. After the transaction closes the new company will be known as Chicago Equity Partners, LLC. The parties intend to complete the merger as soon as appropriate consents have been obtained, which is expected to occur before June 2000. At that time, Accessor Capital, Accessor Funds, and Chicago Equity Partners, LLC will enter into a new Money Manager Agreement which will contain the same provisions as the current agreement and will be subject to approval by the Board of Directors.